UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stevenson Capital Management
           -----------------------------------------------------
Address:   19925 Stevens Creek Blvd.
           Cupertino, CA 95014
           -----------------------------------------------------

Form 13F File Number: 28-03429
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Lee Scundi
        -------------------------
Title:  Associate
        -------------------------
Phone:  408-973-7849
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Lee Scundi                     Cupertino, CA                      04/21/2008
--------------                     -------------                      ----------
 [Signature]                       [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           123
                                         ------------
Form 13F Information Table Value Total:  $160,391,961
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE  PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3M Company                     COM              604059105   482815    6100 SH       Sole               6100      0    0
AT&T Corp.                     COM              001957109  2901225   75750 SH       Sole              75750      0    0
Adobe Systems                  COM              0072f1019   213540    6000 SH       Sole               6000      0    0
Advanced Micro Devices         COM              007903107    76570   13000 SH       Sole              13000      0    0
Allstate Corp.                 COM              020002101   788184   16400 SH       Sole              16400      0    0
American International Group   COM              026874107  3801675   87900 SH       Sole              87900      0    0
Amgen                          COM              031162100  2222696   53200 SH       Sole              53200      0    0
Apollo Group                   COM              037604105   224640    5200 SH       Sole               5200      0    0
Apple Computer Inc.            COM              049392103   358750    2500 SH       Sole               2500      0    0
BP p.l.c                       COM              055622104   207423    3420 SH       Sole               3420      0    0
Bank of America Corp           COM              066050105  6928052  182750 SH       Sole             182750      0    0
Berkshire Hathaway Cl B        COM              084670207  1762322     394 SH       Sole                394      0    0
Berkshire Hthwy Class A        COM              084670108   266800       2 SH       Sole                200      0    0
Boeing Co.                     COM              097023105   371850    5000 SH       Sole               5000      0    0
Boyd Gaming Corp               COM              103304101   302000   15100 SH       Sole              15100      0    0
Bristol Myers                  COM              09247u107  1699740   79800 SH       Sole              79800      0    0
Chesapeake Energy              COM              165167107   383045    8300 SH       Sole               8300      0    0
ChevronTexaco                  COM              166741009  7114756   83350 SH       Sole              83350      0    0
Cisco Systems Inc.             COM              17275r102  2748669  114100 SH       Sole             114100      0    0
Citigroup Inc.                 COM              173034109  3847036  179600 SH       Sole             179600      0    0
Clorox Co.                     COM              189054109   453120    8000 SH       Sole               8000      0    0
Comcast Cl A                   COM              20030N101   286232   14800 SH       Sole              14800      0    0
ConocoPhillips                 COM              20825c104  5905512   77490 SH       Sole              77490      0    0
Consol Energy                  COM              20854P109  1300772   18800 SH       Sole              18800      0    0
Consolidated Edison            COM              209115104  1163210   29300 SH       Sole              29300      0    0
Crosstex Energy                COM              22765Y104   339500   10000 SH       Sole              10000      0    0
D R Horton Inc                 COM              23331a109  1306462   82950 SH       Sole              82950      0    0
Dell Computer                  COM              247025109  1364520   68500 SH       Sole              68500      0    0
Discovery Holding Company A    COM              25468y107   483603   22790 SH       Sole              22790      0    0
Double-Take Software           COM              258598101   189216   16200 SH       Sole              16200      0    0
Drew Industries                COM              26168L205   961278   39300 SH       Sole              39300      0    0
Duke Realty Invts              COM              264411505   214414    9400 SH       Sole               9400      0    0
Exxon Mobil Corp               COM              30231g102  2810339   33227 SH       Sole              33227      0    0
Farmers & Merchants Bank Of Lo COM              308035104  1318000     200 SH       Sole                200      0    0
Fed Ex Corp                    COM              31428x106   648690    7000 SH       Sole               7000      0    0
Fidelity National Financial    COM              31620R105  3047655  166266 SH       Sole             166266      0    0
Fidelity National Information  COM              31620M106   190700    5000 SH       Sole               5000      0    0
First National Bank of Alaska  COM              322387101   185000     100 SH       Sole                100      0    0
Freddie Mac Voting Shs         COM              313400301   574764   22700 SH       Sole              22700      0    0
General Dynamics Corp.         COM              369550108  1887079   22635 SH       Sole              22635      0    0
General Electric Co.           COM              369604103  5398426  145864 SH       Sole             145864      0    0
Genworth Financial             COM              7247D1061   722216   31900 SH       Sole              31900      0    0
GeoPetro Resources Company     COM              37248h304    83100   30000 SH       Sole              30000      0    0
Goldman Sachs                  COM              38141g104   248085    1500 SH       Sole               1500      0    0
Google, Inc.                   COM              38259p508   220235     500 SH       Sole                500      0    0
Harman International Industrie COM              413086109    52248    1200 SH       Sole               1200      0    0
Healthcare Realty Trust        COM              421946104   666825   25500 SH       Sole              25500      0    0
Heinz H J Co                   COM              423074103  1228265   26150 SH       Sole              26150      0    0
Hewlett-Packard Company        COM              428236103   547920   12000 SH       Sole              12000      0    0
Home Depot Inc.                COM              437076102  3773153  134900 SH       Sole             134900      0    0
IBM Corp                       COM              459200101  5414458   47025 SH       Sole              47025      0    0
Integrys Energy Group Plc      COM              45822P105  1027381   22027 SH       Sole              22027      0    0
Intel Corp                     COM              458140100  4473035  211191 SH       Sole             211191      0    0
Johnson & Johnson              COM              478160104  6577818  101400 SH       Sole             101400      0    0
Johnson Controls               COM              478366107  1845480   54600 SH       Sole              54600      0    0
Lehman Bros. Holding           COM              524908100   225840    6000 SH       Sole               6000      0    0
Lennar Corp                    COM              526057104   579348   30800 SH       Sole              30800      0    0
Liberty Global C               COM              530555309   348185   10720 SH       Sole              10720      0    0
Liberty Global Class A         COM              530555101   362100   10625 SH       Sole              10625      0    0
Liberty Media Hldg Cap A       COM              53071M302   168890   10730 SH       Sole              10730      0    0
Liberty Media Hldy Cp Inter A  COM              53071M104   857437   53125 SH       Sole              53125      0    0
Liberty Media Series A         COM              53071m500   971708   42920 SH       Sole              42920      0    0
Entertainment
Liberty Property Trust         COM              531172104   251991    8100 SH       Sole               8100      0    0
McDonalds Corp.                COM              580135101  2915655   52280 SH       Sole              52280      0    0
Merrill Lynch & Co.            COM              590188108   358512    8800 SH       Sole               8800      0    0
Microsoft Corp.                COM              594918104  5319831  187450 SH       Sole             187450      0    0
Motorola                       COM              620076109  1522410  163700 SH       Sole             163700      0    0
Nabors Industries              COM              g6359f103  3617611  107125 SH       Sole             107125      0    0
Natural Resource Partners L.P. COM              63900P103   187110    6600 SH       Sole               6600      0    0
Nokia Corp                     COM              654902204  4322514  135800 SH       Sole             135800      0    0
Nordstrom, Inc.                COM              655664100   808480   24800 SH       Sole              24800      0    0
Office Depot                   COM              676220106  2133202  193050 SH       Sole             193050      0    0
Pfizer Inc.                    COM              717081103  7917819  378300 SH       Sole             378300      0    0
Pulte Homes                    COM              746920107   537986   36975 SH       Sole              36975      0    0
Ross Stores Inc.               COM              778296103   269640    9000 SH       Sole               9000      0    0
Royal Dutch Shell -- Tendered  COM              780259206   419743    6085 SH       Sole               6085      0    0
Ryland Group                   COM              783764103   480194   14600 SH       Sole              14600      0    0
S & P 500 Spiders              COM              78462f103   996373    7550 SH       Sole               7550      0    0
SPDR Home Builders             COM              78464a888   438138   20200 SH       Sole              20200      0    0
Southern Co.                   COM              842587107  1319350   37050 SH       Sole              37050      0    0
Sprint Nextel Corp             COM              852061100   705460  105450 SH       Sole             105450      0    0
Star Gas Ptnrs L.P.            COM              85512C105   120000   40000 SH       Sole              40000      0    0
Time Warner                    COM              887317105  2102299  149950 SH       Sole             149950      0    0
Toll Brothers Inc              COM              889478103   767796   32700 SH       Sole              32700      0    0
UBS AG Namen Akt               COM              h89231338   233280    8100 SH       Sole               8100      0    0
UnitedHealth Group Inc         COM              91324P102  2150936   62600 SH       Sole              62600      0    0
Wal-Mart Stores Inc.           COM              931142103  3160800   60000 SH       Sole              60000      0    0
Washington Mutual, Inc.        COM              939322103  2102268  204103 SH       Sole             204103      0    0
XTO Energy Inc                 COM              98385X106   544368    8800 SH       Sole               8800      0    0
YRC Worldwide                  COM              984249102  1529792  116600 SH       Sole             116600      0    0
iShares EAFE Index Fund        COM              464287465   678736    9440 SH       Sole               9440      0    0
iShares MSCI Japan             COM              464286848   661795   53500 SH       Sole              53500      0    0
iShares Russell 2000           COM              464287655   921915   13500 SH       Sole              13500      0    0
iShares Russell Midcap         COM              464287499   912112    9750 SH       Sole               9750      0    0
iShares S&P Eur 350            COM              464287861  1018597    9700 SH       Sole               9700      0    0
Latin America Equity Fund Inc.                  51827t100   294060    6500 SH       Sole               6500      0    0
ABN Amro Preferred G 6.08%                      00372q100  1652820   81500 SH       Sole              81500      0    0
CORTS Trust for Ford Motor 8%                   22082k209   758208   52800 SH       Sole              52800      0    0
Cohen and Steers Floating Rate                  19247w409   250000     100 SH       Sole                100      0    0
Franklin Templeton Limited                      35472t309   225000      90 SH       Sole                 90      0    0
Duration
ING Prime Rate Trust                            44977w403   250000     100 SH       Sole                100      0    0
Neuberger Berman Income                         641261207   250000     100 SH       Sole                100      0    0
Nuveen Multi-Strategy Income &                  67073b601   250000     100 SH       Sole                100      0    0
Growth
Pimco Corporate Income Fund                     72200u308   225000      90 SH       Sole                 90      0    0
BlackRock Corporate High Yield                  09255p107   286995   26500 SH       Sole              26500      0    0
Fund VI
Franklin Universal Trust                        355145103   305550   48500 SH       Sole              48500      0    0
Western Asset Variable Rate                     957667108  3154788  208650 SH       Sole             208650      0    0
iShares GS $ InvesTop                           464287242  2093480   19900 SH       Sole              19900      0    0
Corporate Bond Fund
Boeing Jan 90 '09                                            33000     100                              100      0    0
Consol Energy Jan 45 '09                                   1718000     400                              400      0    0
Countrywide Financial Jan 30                                  2575     515                              515      0    0
'09
Intel Jan 20 '09                                             87750     225                              225      0    0
YRC Worldwide Jan 30 '09                                      4000     100                              100      0    0